Investment In Financial Assets - Summary of Investment In Financial Asset (Detail) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Non-current	$ 2,534	$ 0	$ 0
Current	51,012	28,934	8,370
Financial assets at amortized cost, category [member]
Disclosure of financial assets [line items]
Non-current	2,534	0	0
Current	40,980	19,052	0
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Non-current	0	0	0
Current	10,032	9,882	8,370
Public securities [member] | Financial assets at amortized cost, category [member]
Disclosure of financial assets [line items]
Non-current	2,225	0	0
Current	34,116	19,052	0
Public securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Non-current	0	0	0
Current	10,032	9,882	8,370
Private Securities - NO [Member] | Financial assets at amortized cost, category [member]
Disclosure of financial assets [line items]
Non-current	309	0	0
Current	836	0	0
Term Deposits [Member] | Financial assets at amortized cost, category [member]
Disclosure of financial assets [line items]
Non-current	0	0	0
Current	$ 6,028	$ 0	$ 0